Subsequent Events (Details Narrative) (10-K) - USD ($)									3 Months Ended	6 Months Ended
	Aug. 10, 2020	Aug. 07, 2020	Jul. 29, 2020	Jul. 02, 2020	Jun. 23, 2020	Jun. 18, 2020	Jun. 04, 2020	Sep. 16, 2019	Aug. 20, 2020	Nov. 30, 2020	Aug. 17, 2020	May 31, 2020	Apr. 22, 2020	May 31, 2019
Repayment of debt				$ 152,500
Debt instrument, default interest rate				10.00%
Number of common stock issued							10,738			250,000
Outstanding shares of common stock description					The Company's outstanding shares of common stock, at a ratio of no less than 1-for-2 and no more than 1-for-10, with such ratio to be determined by the sole discretion of the Board of Directors, with any fractional shares being rounded up to the next higher whole shares (the "Reverse Split").
Common stock, authorized										36,000,000	20,000,000	20,000,000		20,000,000
Number of shares of common stock restricted									150,000
Cash									$ 150,000
Accrued interest			$ 150,000	$ 15,000
Number of common stock shares issued			757,000							95,700
Minimum [Member]
Common stock, authorized											20,000,000
Maximum [Member]
Common stock, authorized											36,000,000
2020 Plan [Member]
Common stock, authorized					1,000,000								1,000,000
Award available shares												1,000,000
Accredited Investor [Member]
Number of common stock issued						6,875
Jed Kaplan [Member]
Contribution funded									25,272
Principal balances outstanding									$ 90,000
Number of shares of common stock restricted								70,000
Accrued interest										$ 75,000		$ 75,000
Securities Purchase Agreement [Member]
Principal amount of debt instrument	$ 333,333
Debt instrument, default interest rate	12.00%
Number of common stock issued	4,167
Delaware Corporation [Member] | Securities Purchase Agreement [Member] | Self-Amortization Note [Member]
Original issue discount						$ 144,500
Delaware Corporation [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member] | Self-Amortization Note [Member]
Debt maturity date						Jun. 18, 2021
Principal amount of debt instrument						$ 550,000
Repayment of debt						$ 550,000
Debt instrument, default interest rate						12.00%
Original issue discount						$ 55,000
Debt description						The Holder paid the purchase price of $495,000 in exchange for the Amortization Note. In addition, pursuant to the terms of the SPA, the Company agreed to issue 55,000 shares of the Company's common stock to the Holder as additional consideration.
Number of common stock issued						55,000
FirstFire Global Oppurtunities Fund, LLC [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member]
Debt maturity date		Aug. 07, 2021
Principal amount of debt instrument		$ 333,333
Repayment of debt		$ 333,333
Debt instrument, default interest rate		12.00%								12.00%
Original issue discount		$ 33,333
Number of common stock issued		4,167								4,167
FirstFire Global Oppurtunities Fund, LLC [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member] | Paid the Purchase Price In Exchange Of Amortization of Notes [Member]
Repayment of debt		$ 300,000